PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

15. PROPERTY AND EQUIPMENT

During the years ended December 31, 2021 and 2020, due primarily to the cancellation of tenant lease agreements, an indicator of impairment existed resulting in a test of recoverable amount of the assets and recognition of an impairment loss of $393,478 and $441,292, respectively. A value in use calculation is not applicable as the Company does not have any expected cash flows from using the assets. In estimating the fair value less costs of disposal, management did not have observable or unobservable inputs to estimate the recoverable amount greater than $nil. As this valuation technique requires management's judgment and estimates of the recoverable amount, it is classified within Level 3 of the fair value hierarchy.

During the year ended December 31, 2021, the Company entered into an Asset Transfer Agreement with a non-related party whereby the Company agreed to sell certain tower structures, sites, and related contracts located in Argentina for total proceeds of $3,870,126. On August 9, 2021, the Asset Transfer Agreement closed and all tower structures, sites and related contracts were transferred to the non-related party. Upon closing, the Company recognized the proceeds as revenue, and reclassified the carrying amount of the assets from property and equipment to cost of goods sold.

	Towers	Construction in progress	Furniture and equipment	Total
Cost	$	$	$	$
Balance, December 31, 2019	8,646,258	485,220	381,408	9,512,886
Monetary adjustment for hyperinflationary economy	701,648	644,005	(101,325)	1,244,328
Additions	-	2,502,896	35,722	2,538,618
Transfer from CIP to towers	1,574,686	(1,574,686)	-	-
Reclasification to assets held for sale	-	(30,967)	-	(30,967)
Towers sold	(3,888,708)	-	-	(3,888,708)
Impaired/cancelled towers/equipment	-	(416,588)	(24,704)	(441,292)
Foreign exchange movement	(1,518,126)	(15,623)	(79,364)	(1,613,113)
Balance, December 31, 2020	5,515,758	1,594,257	211,737	7,321,752
Monetary adjustment for hyperinflationary economy	-	-	17,918	17,918
Additions	484,087	6,919,509	36,859	7,440,455
Transfer from CIP to towers	5,024,541	(5,024,541)	-	-
Towers sold	(2,351,025)	(550,924)	(11,997)	(2,913,946)
Impaired/cancelled towers/equipment	-	(393,478)	-	(393,478)
Foreign exchange movement	(1,126,886)	(553,863)	(21,943)	(1,702,692)
Balance, December 31, 2021	7,546,475	1,990,960	232,574	9,770,009
Accumulated Amortization
Balance, December 31, 2019	741,248	-	39,592	780,840
Monetary adjustment for hyperinflationary economy	116,704	-	6,292	122,996
Additions	708,546	-	44,283	752,829
Tower sold	(322,512)	-	(9,730)	(332,242)
Foreign exchange movement	(165,439)	-	(12,360)	(177,799)
Balance, December 31, 2020	1,078,547	-	68,077	1,146,624
Monetary adjustment for hyperinflationary economy	(48,406)	-	2,002	(46,404)
Additions	780,705	-	42,296	823,001
Towers sold	(804,215)	-	(7,729)	(811,944)
Foreign exchange movement	(221,134)	-	(5,137)	(226,271)
Balance, December 31, 2021	785,497	-	99,509	885,006
Net book value
December 31, 2020	4,437,211	1,594,257	143,660	6,175,128
December 31, 2021	6,760,978	1,990,960	133,065	8,885,003